Financial Instruments and Risk Management (Details) - Schedule of foreign currency exchange risk on net working capital	3 Months Ended
Jan. 31, 2023 CAD ($)
Schedule of Foreign Currency Exchange Risk on Net Working Capital [Abstract]
Cash	$ 4,491,696
Amounts receivable	161,758
Accounts payable and accrued liabilities	(888,123)
Due to related parties	(112,957)
Total foreign currency financial assets and liabilities	3,652,374
Impact of a 10% strengthening or weakening of foreign exchange rate	$ 365,237